FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Jun. 30, 2013
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances

			Weighted-	Stated interest
	Maturity range		average	rate range
Description	from	to	interest rate [1]	from	to	2013	2012
						(Dollars in Thousands)

Convertible	04/23/14	07/27/17	4.72%	4.26%	5.41%	$17,500	$17,500

Total						$17,500	$17,500

Maturities of Federal Home Loan Bank Long-Term Advances

Maturing During Fiscal Year Ended June 30:	Amount	Weighted- Average Interest Rate
	(Dollars in Thousands)

2014	$5,000	5.41%
2015	-	-
2016	2,500	5.16
2017	-	-
2018 and thereafter	10,000	4.26

Total	$17,500	4.72%

Schedule of Federal Home Loan Bank Short-Term Advances

	2013	2012
	(Dollars in Thousands)

FHLB revolving and short-term advances:
Ending balance	$96,712	$79,270
Average balance during the year	81,995	61,515
Maximum month-end balance during the year	105,438	106,795
Average interest rate during the year	0.23%	0.21%
Weighted-average rate at year-end	0.23%	0.22%